PROPRIETARY TECHNOLOGIES (Details Textual) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Developed Technology Rights [Member]	Jun. 30, 2012 Developed Technology Rights [Member]	Jun. 30, 2013 Developed Technology Rights [Member]	Jun. 30, 2012 Developed Technology Rights [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Royalty Agreements [Member] Meiji [Member]	Dec. 31, 2008 Patents [Member] Tri Way Industries Limited [Member]
Acquisition of proprietary technologies	$ 0	$ 1,500,000	$ 1,500,000	$ 0							$ 1,500,000	$ 8,000,000
Amortization of Intangible Assets					$ 98,750	$ 145,500	$ 207,957	$ 194,000	$ 375,309	$ 310,235